STATUTORY RESERVES - Additional Information (Details)	12 Months Ended
Dec. 31, 2019
Description Of General Reserve Limit On Registered Capital	Once the general reserve is accumulated to 50% of the subsidiaries' registered capital
Minimum
Percentage Of Appropriation To Reserve	10.00%